SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Sit Dividend Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.7%

Commercial Services - 1.1%
S&P Global, Inc.	6,025	2,562,673

Communications - 0.9%
Verizon Communications, Inc.	39,000	1,957,800

Consumer Non-Durables - 3.4%
Coca-Cola Co.	38,775	2,948,839
NIKE, Inc.	31,675	1,673,073
Procter & Gamble Co.	19,900	2,874,356

		7,496,268

Consumer Services - 2.5%
McDonald’s Corp.	8,875	2,758,261
Visa, Inc.	9,150	2,765,496

		5,523,757

Electronic Technology - 19.8%
Analog Devices, Inc.	4,575	1,455,491
Apple, Inc.	44,700	11,344,413
Applied Materials, Inc.	4,950	1,691,860
Broadcom, Inc.	28,100	8,697,231
Cisco Systems, Inc.	42,975	3,334,430
Garmin, Ltd.	7,925	1,838,679
International Business Machines Corp.	9,650	2,339,063
Micron Technology, Inc.	6,725	2,271,974
NVIDIA Corp.	48,325	8,427,880
TE Connectivity, PLC	14,175	2,962,859

		44,363,880

Energy Minerals - 2.4%
Exxon Mobil Corp.	31,950	5,420,637

Finance - 16.0%
American International Group, Inc.	34,300	2,581,075
Ameriprise Financial, Inc.	2,675	1,188,770
Arthur J Gallagher & Co.	10,275	2,225,359
Axis Capital Holdings, Ltd.	14,352	1,455,436
Bank of America Corp.	57,725	2,814,094
Bank of New York Mellon Corp.	16,625	1,972,224
CareTrust REIT, Inc.	61,075	2,238,399
Carlyle Group, Inc.	36,850	1,783,172
Citigroup, Inc.	17,975	2,038,545
Citizens Financial Group, Inc.	28,425	1,704,647
Equitable Holdings, Inc.	51,975	1,928,792
Goldman Sachs Group, Inc.	2,725	2,305,323
Intercontinental Exchange, Inc.	10,585	1,664,809
JPMorgan Chase & Co.	12,275	3,610,814
Morgan Stanley	13,700	2,254,609
Public Storage	1,100	297,968
Realty Income Corp.	31,125	1,904,227
US Bancorp	36,425	1,894,464

		35,862,727

Health Services - 3.0%
Cardinal Health, Inc.	14,625	3,090,409
Quest Diagnostics, Inc.	6,575	1,288,568
UnitedHealth Group, Inc.	8,525	2,306,780

		6,685,757

Name of Issuer	Quantity	Fair Value ($)

Health Technology - 11.5%
Abbott Laboratories	27,175	2,790,057
AbbVie, Inc.	12,050	2,620,754
Agilent Technologies, Inc.	19,450	2,216,911
AstraZeneca, PLC	16,125	3,180,173
Eli Lilly & Co.	3,675	3,380,155
Johnson & Johnson	15,600	3,813,264
Medtronic, PLC	31,675	2,744,639
Merck & Co., Inc.	19,750	2,375,727
Stryker Corp.	8,100	2,661,579

		25,783,259

Industrial Services - 3.4%
Waste Management, Inc.	10,225	2,349,603
Williams Cos., Inc.	72,800	5,298,384

		7,647,987

Process Industries - 2.5%
Avery Dennison Corp.	15,050	2,598,834
Linde, PLC	6,000	2,974,560

		5,573,394

Producer Manufacturing - 8.9%
Eaton Corp., PLC	7,750	2,771,942
Emerson Electric Co.	14,675	1,922,718
Flowserve Corp.	27,750	2,039,903
Honeywell International, Inc.	12,675	2,864,930
L3Harris Technologies, Inc.	4,850	1,673,978
Northrop Grumman Corp.	2,100	1,432,704
Parker-Hannifin Corp.	1,635	1,463,717
RTX Corp.	14,125	2,724,713
Siemens AG, ADR	9,675	1,179,189
Xylem, Inc.	14,825	1,771,588

		19,845,382

Retail Trade - 5.1%
Amazon.com, Inc. *	17,675	3,681,172
eBay, Inc.	22,025	2,004,716
Home Depot, Inc.	9,625	3,165,566
TJX Cos., Inc.	15,775	2,519,267

		11,370,721

Technology Services - 11.3%
Accenture, PLC	8,200	1,625,978
Alphabet, Inc. - Class A	19,925	5,729,633
Genpact, Ltd.	57,775	2,152,119
Intuit, Inc.	6,600	2,853,708
Meta Platforms, Inc.	4,710	2,694,732
Microsoft Corp.	27,350	10,124,150

		25,180,320

Transportation - 2.2%
CH Robinson Worldwide, Inc.	10,900	1,810,163
CSX Corp.	74,575	3,061,304

		4,871,467

Utilities - 4.7%
Evergy, Inc.	26,355	2,159,002
IDACORP, Inc.	7,200	1,029,384
NextEra Energy, Inc.	23,900	2,219,832
NiSource, Inc.	45,300	2,113,698

MARCH 31, 2026	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Sit Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

PPL Corp.	77,600	2,964,320

		10,486,236

Total Common Stocks (cost: $162,271,242)		220,632,265

Short-Term Securities - 1.2%
Fidelity Inv. Money Mkt. Gvt. Fund, 3.53% (cost $2,618,411)	2,618,411	2,618,411

Total Investments in Securities - 99.9% (cost $164,889,653)		223,250,676

Other Assets and Liabilities, net - 0.1%		214,581

Net Assets - 100.0%		$223,465,257

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2026 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks**	220,632,265	—	—	220,632,265
Short-Term Securities	2,618,411	—	—	2,618,411
Total:	223,250,676	—	—	223,250,676

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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